Note 10 - Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Number of shares	Weighted average grant date fair value
		$

Outstanding at December 31, 2019	154,575	17.19
Granted	14,394	12.82
Vested	(38,023)	15.19
Outstanding at December 31, 2020	130,946	17.30
Granted	15,164	14.64
Vested	(22,683)	14.78
Forfeited	(40,679)	14.00
Outstanding at December 31, 2021	82,748	19.12
Granted	1,359	2.85
Vested	(6,216)	11.10
Forfeited	(907)	11.03
Outstanding at December 31, 2022	76,984	19.57
Expected to vest at December 31, 2022	1,984	11.03

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
		Weighted		Weighted average
	Number	average exercise	Weighted average grant	remaining contractual	Aggregate intrinsic
	of options	price	date fair value	term	value
		$	$	Years	$

Outstanding at December 31, 2019	149,700	23.61		8.69
Granted	1,791,943	13.32	8.21
Forfeited	(2,594)	13.83	8.64
Outstanding at December 31, 2020	1,939,049	14.12		9.38
Granted	1,134,672	11.24	8.19
Exercised	(98,500)	16.13	9.66		473
Forfeited	(307,883)	14.52	9.06
Outstanding at December 31, 2021	2,667,338	12.77		8.82
Granted	615,407	3.94	2.98
Canceled	(60,000)	10.81	7.81
Forfeited	(1,212,306)	12.93	8.54
Outstanding at December 31, 2022	2,010,439	10.03		7.84	15
Exercisable as of December 31,2022	877,152	11.13		7.67	-
Vested and expected to vest at December 31, 2022	1,464,059	9.80		7.79	15

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For the year ended December 31,
	2020			2021			2022

Fair value of ordinary share	10.37	~	17.94	9.48	~	31.31	1.14	~	3.48
Risk-free interest rate	0.11%	~	1.64%	0.37%	~	1.47%	1.23%	~	3.16%
Expected term (years)	5.0	~	10.0	5.0	~	7.49	3.05	~	6.00
Expected volatility	70%	~	75%	75%	~	90%	100%	~	115%
Expected dividend yield			0%			0%			0%
Contractual life (years)			10			10	5	~	10
For the year ended December 31, 2021
Exercise price	10.18
Fair value of ordinary share	10.71
Risk-free interest rate	1.63%
Contractual term (years)	10
Expected volatility	75%
Expected dividend yield	0%

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
		Year ended December 31,
	2020	2021	2022
	$	$	$

Research and development	4,124	901	859
General and administrative	4,070	2,251	725

Total	8,194	3,152	1,584